Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 25, 2012	Dec. 31, 2011	Jul. 31, 2011
Fair Value Measurements [Line Items]
Fair value of derivative liability		$ 6.6	$ 2.6	$ 1.6
Fair value of alternative transaction fee				2.00%
Loss recognized in connection of conversion agreement	$ 4.0